December 12, 2024

Board of Directors
Concorde Investment Management
8383 Preston Center Plaza, Suite 360
Dallas, Texas 75225

To Management and the Board of Directors of Concorde Wealth Management Fund:
In planning and performing our audit of the financial statements of Concorde Wealth Management Fund, a series of Concorde Funds, Inc. (the Company) as of and for the year ended September 30, 2024, in accordance with standards of the Public Company Accounting Oversight Board (United States), we considered the Company's internal control over financial reporting (internal control) as a basis for designing audit procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we do not express an opinion on the effectiveness of the Company's internal control.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent, or detect and correct misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the entity's annual or interim financial statements will not be prevented or detected and corrected on a timely basis. A reasonable possibility exists when the likelihood of an event occurring is either reasonably possible or probable as defined as follows:

Reasonably possible. The chance of the future event or events occurring is more than remote but less than likely.
Probable. The future event or events are likely to occur

A significant deficiency is a deficiency, or a combination of deficiencies, in internal control over financial reporting that is less severe than a material weakness, yet important enough to merit attention by the audit committee or those responsible for oversight of the entity's financial reporting.

Our consideration of internal control was for the limited purpose described in the first paragraph and was not designed to identify all deficiencies in internal control that might be deficiencies, significant deficiencies, or material weaknesses. We did not identify any deficiencies in internal control that we consider to be material weaknesses, as defined above.

Separate communications of internal control deficiencies that are of a lesser magnitude than significant deficiencies and material weaknesses have been issued to management.

This communication is intended solely for the information and use of management, the Board of Directors of the Company, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

WEAVER AND TIDWELL, L.L.P.

Fort Worth, Texas

/s/Weaver and Tidwell, L.L.P.
Weaver and Tidwell, L.L.P.
282l West 7th Street, Suite 700|Fort Worth, Texas 76107
Main: 817.332.7905

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